Equity and Divestiture - Schedule of Movement of Non-Controlling Interests (Details) - BRL (R$) R$ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Mercos [Member]
Schedule of Company’s Non-Controlling Interests [Line Items]
Beginning Balance	R$ 3,039	R$ 3,853
Ending Balance	2,660	3,039	3,853
Share of profit for the year	849	4,359	202
Payment of dividends	(1,228)	(5,173)	(556)
Smart NX [Member]
Schedule of Company’s Non-Controlling Interests [Line Items]
Beginning Balance	1,290
Ending Balance	1,490	1,290
Initial recognition		706
Share of profit for the year	R$ 200	2,490
Payment of dividends		R$ (1,906)